Prepaid Expenses and Other Receivables - Schedule of Prepaid Expenses and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Tax authorities	$ 157	$ 114
Prepaid expenses	657	512
Advanced payables	136	107
Other	31	11
Total	$ 981	$ 744